REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 15,702	$ 10,504	$ 29,794	$ 24,634
Other revenue	2,584	2,325	4,902	4,781
Revenue	18,286	12,829	34,696	29,415
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	91	55	168	116
Other revenue	0	0	0	0
Revenue	91	55	168	116
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	685	402	1,216	1,261
Other revenue	1,541	1,446	3,104	3,202
Revenue	2,226	1,848	4,320	4,463
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	999	927	1,996	1,928
Other revenue	280	108	372	137
Revenue	1,279	1,035	2,368	2,065
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,604	1,828	5,214	3,936
Other revenue	249	268	402	433
Revenue	2,853	2,096	5,616	4,369
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,737	6,866	20,043	16,579
Other revenue	397	381	803	760
Revenue	11,134	7,247	20,846	17,339
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	586	426	1,157	814
Other revenue	23	21	41	41
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	94	101	180	208
Revenue	94	101	180	208
Residential Development
Disaggregation of Revenue [Line Items]
Revenue	609	447	1,198	855
Goods or services transferred over time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,970	4,683	11,615	10,019
Goods or services transferred over time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	91	55	168	116
Goods or services transferred over time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	557	343	998	926
Goods or services transferred over time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	945	892	1,912	1,863
Goods or services transferred over time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,549	1,780	5,121	3,845
Goods or services transferred over time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,827	1,613	3,415	3,265
Goods or services transferred over time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1	0	1	4
Goods or services transferred over time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	9,732	5,821	18,179	14,615
Goods or services transferred at point in time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	128	59	218	335
Goods or services transferred at point in time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	54	35	84	65
Goods or services transferred at point in time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	55	48	93	91
Goods or services transferred at point in time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,910	5,253	16,628	13,314
Goods or services transferred at point in time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	585	426	1,156	810
Goods or services transferred at point in time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 0	$ 0	$ 0	$ 0